Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000018286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Limited Maturity Bond Fund
Account Value	$ 12,556.52	$ 12,556.52	$ 12,556.52	$ 11,886.95	$ 11,113.04	$ 11,634.78	$ 11,591.3	$ 11,182.61	$ 10,660.87	$ 10,513.04	$ 10,339.13	$ 10,078.26	$ 10,000
Average Annual Return, Percent	5.63%	2.34%	2.30%
C000018287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Index 500 Fund
Account Value	$ 33,241.54	$ 33,241.54	$ 33,241.54	26,677.09	21,195.24	25,938.66	20,219.02	17,083.85	13,035.04	13,685.85	11,264.08	10,100.12	10,000
Average Annual Return, Percent	24.61%	14.24%	12.76%
C000018288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund
Account Value	$ 26,115.59	$ 26,115.59	$ 26,115.59	25,551.07	21,310.48	30,739.25	26,350.81	17,627.69	12,775.54	12,741.94	10,026.88	9,422.04	10,000
Average Annual Return, Percent	2.21%	8.18%	10.08%
C000018289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund
Account Value	$ 15,660.64	$ 15,660.64	$ 15,660.64	13,821.29	12,409.69	13,151.14	11,026.61	12,571.29	10,741.44	12,666.35	10,784.22	9,201.52	10,000
Average Annual Return, Percent	13.31%	4.49%	4.59%
C000018290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund
Account Value	$ 34,080.88	$ 34,080.88	$ 34,080.88	29,359.29	23,707.11	29,336.4	23,310.47	19,084.68	13,653.71	13,562.18	10,579.72	9,984.75	10,000.01
Average Annual Return, Percent	16.08%	12.30%	13.04%
C000018291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Core Value Fund
Account Value	$ 21,373.31	$ 21,373.31	$ 21,373.31	19,719.73	18,615.47	18,895.74	15,341.93	15,100.89	11,726.45	13,486.54	12,090.8	9,848.65	10,000
Average Annual Return, Percent	8.39%	7.20%	7.89%
C000018292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund
Account Value	$ 18,550.8	$ 18,550.8	$ 18,550.8	17,434.76	15,596.89	20,893.94	14,641.86	15,130.48	11,421.43	11,921.15	11,099.39	10,521.93	10,000
Average Annual Return, Percent	6.40%	4.16%	6.37%
C000018293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Quality Bond Fund
Account Value	$ 12,149.26	$ 12,149.26	$ 12,149.26	11,865.68	11,111.95	12,865.68	12,955.23	11,947.77	10,940.30	10,947.77	10,470.15	10,037.32	10,000
Average Annual Return, Percent	2.39%	0.34%	1.97%
C000018294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund
Account Value	$ 17,240.44	$ 17,240.44	$ 17,240.44	15,983.61	14,371.59	15,336.98	14,590.17	13,570.13	11,730.42	12,003.65	11,174.87	9,663.03	10,000.00
Average Annual Return, Percent	7.86%	4.90%	5.60%
C000018295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Large Growth Stock Fund
Account Value	$ 35,148.85	$ 35,148.85	$ 35,148.85	27,214.26	18,474.83	30,543.92	26,233.01	19,151.05	14,682.1	14,876.89	11,172.36	11,051.09	10,000
Average Annual Return, Percent	29.15%	12.91%	13.39%
C000018296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Value Fund
Account Value	$ 21,968.12	$ 21,968.12	$ 21,968.12	19,517.65	17,476.3	18,251.5	14,272.17	13,949.17	11,291.98	12,235.14	10,676.14	9,565.03	9,999.99
Average Annual Return, Percent	12.55%	9.51%	8.19%
C000018297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Flexibly Managed Fund
Account Value	$ 26,686.65	$ 26,686.65	$ 26,686.65	23,730.35	20,014.99	22,776.54	19,255.94	16,342.08	13,123.60	13,061.18	11,358.31	10,499.38	10,000.00
Average Annual Return, Percent	12.46%	10.31%	10.31%
C000018298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Account Value	$ 17,845.23	$ 17,845.23	$ 17,845.23	16,870.45	14,638.73	18,721.67	16,682.34	14,514.75	11,333.9	12,937.15	9,824.71	10,359.12	10,000
Average Annual Return, Percent	5.78%	4.22%	5.96%
C000018299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund
Account Value	$ 18,626.49	$ 18,626.49	$ 18,626.49	17,274.37	15,504.83	18,184.11	14,356.06	14,027.84	11,402.08	13,239.4	11,794.52	9,454.17	10,000.01
Average Annual Return, Percent	7.83%	5.83%	6.42%
C000018300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund
Account Value	$ 24,254.1	$ 24,254.1	$ 24,254.1	21,488.22	18,111.6	23,906.61	21,997.17	16,654.95	12,987	13,618.8	10,909.08	10,035.09	9,999.99
Average Annual Return, Percent	12.88%	7.81%	9.26%
C000063367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Allocation Fund
Account Value	$ 19,682.55	$ 19,682.55	$ 19,682.55	17,559.53	15,218.26	18,009.27	15,469.58	14,160.06	11,488.1	12,698.42	10,575.4	9,841.27	10,000.01
Average Annual Return, Percent	12.09%	6.81%	7.01%
C000063368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderately Conservative Allocation Fund
Account Value	$ 15,957.45	$ 15,957.45	$ 15,957.45	14,864.28	13,426.27	15,135.74	13,932.51	12,898.02	11,232.58	11,636.10	10,579.61	9,977.99	10,000.00
Average Annual Return, Percent	7.35%	4.35%	4.78%
C000063369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Index Fund
Account Value	$ 19,886.3	$ 19,886.3	$ 19,886.3	17,953.39	15,446.28	19,567.94	17,112	14,337.7	11,517.91	12,996.02	11,421.27	9,488.35	10,000
Average Annual Return, Percent	10.77%	6.76%	7.12%
C000063370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SMID Cap Growth Fund
Account Value	$ 26,118.43	$ 26,118.43	$ 26,118.43	23,279.36	20,425.11	28,557.7	26,508.1	17,403.85	12,616.4	13,350.21	10,465.59	9,848.18	10,000
Average Annual Return, Percent	12.20%	8.46%	10.08%
C000063371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SMID Cap Value Fund
Account Value	$ 20,038.26	$ 20,038.26	$ 20,038.26	18,292.68	15,681.49	18,660.92	13,763.75	13,567.67	11,319.94	13,342.9	11,807.75	9,430.89	10,000
Average Annual Return, Percent	9.54%	8.11%	7.20%
C000063372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund
Account Value	$ 22,169.88	$ 22,169.88	$ 22,169.88	19,243.65	16,329.83	19,572.23	16,906.39	14,730.32	12,107.88	12,467.46	10,911.35	10,068.2	10,000
Average Annual Return, Percent	15.20%	8.52%	8.29%
C000063373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Fund
Account Value	$ 14,174.54	$ 14,174.54	$ 14,174.54	13,404.1	12,295.6	13,639.95	13,050.32	12,193.4	10,998.43	11,147.81	10,479.57	10,007.87	10,000.01
Average Annual Return, Percent	5.75%	3.06%	3.55%
C000063374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Developed International Index Fund
Account Value	$ 15,545.92	$ 15,545.92	$ 15,545.92	15,155.98	12,928.94	15,268.63	13,812.82	12,816.29	10,589.25	12,322.36	9,896.01	9,861.35	10,000
Average Annual Return, Percent	2.57%	3.94%	4.51%
C000063375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund
Account Value	$ 9,741.7	$ 9,741.7	$ 9,741.7	10,119.92	9,953.87	12,998.15	13,773.06	12,472.32	10,507.38	12,730.62	9,428.04	8,911.44	10,000
Average Annual Return, Percent	(3.74%)	(4.82%)	(0.26%)
C000063376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Large Core Growth Fund
Account Value	$ 23,218.95	$ 23,218.95	$ 23,218.95	18,883.33	13,948.84	29,993.75	31,222.69	17,791.63	13,980.03	13,518.4	10,180.91	10,168.43	9,999.99
Average Annual Return, Percent	22.96%	5.47%	8.79%
C000063377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Large Core Value Fund
Account Value	$ 22,652.8	$ 22,652.8	$ 22,652.8	20,308.94	18,750.85	19,375.43	15,567.5	15,164.55	11,692.42	12,518.47	10,866.36	9,919.41	10,000
Average Annual Return, Percent	11.54%	8.36%	8.52%
C000063378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Fund
Account Value	$ 17,548.48	$ 17,548.48	$ 17,548.48	16,080.34	14,259.01	16,544.33	14,861.5	13,538.79	11,412.75	12,126.04	10,637.12	9,944.6	10,000
Average Annual Return, Percent	9.13%	5.33%	5.78%
C000063379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Allocation Fund
Account Value	$ 19,237.13	$ 19,237.13	$ 19,237.13	17,323.59	15,136.68	17,698.67	15,346.47	14,024.16	11,519.39	12,498.41	10,629.37	9,885.57	10,000.00
Average Annual Return, Percent	11.05%	6.53%	6.76%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 11,431.77	$ 11,431.77	$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.2	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Government Credit 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 11,749.76	$ 11,749.76	$ 11,749.76	11,259.34	10,762.93	11,174.92	11,228.02	10,865.8	10,444.89	10,280.56	10,194.48	10,065.4	10,000
Average Annual Return, Percent	4.36%	1.58%	1.63%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Account Value	$ 34,253.95	$ 34,253.95	$ 34,253.95	27,398.84	21,695.58	26,493.85	20,584.87	17,386.05	13,222.7	13,829.01	11,350.93	10,138.38	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Account Value	$ 33,559.93	$ 33,559.93	$ 33,559.93	26,953.38	21,302.09	26,340.15	20,829.67	17,219.83	13,102.29	13,760.61	11,308.19	10,091.75	10,000
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Account Value	$ 32,603.61	$ 32,603.61	$ 32,603.61	26,334.05	20,907.21	25,877.47	20,593.07	17,034.86	13,001.82	13,721.05	11,327.48	10,047.88	10,000
Average Annual Return, Percent	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 17,617.38	$ 17,617.38	$ 17,617.38	16,790.88	15,078.53	20,090.9	14,218.78	14,986.31	11,647.73	12,138.69	11,169.83	10,282.52	10,000
Average Annual Return, Percent	4.92%	3.29%	5.83%
CSFB High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CSFB High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 16,331.41	$ 16,331.41	$ 16,331.41	15,136.42	13,330.09	14,902.48	14,126.24	13,392.04	11,747.03	12,032.17	11,242.38	9,506.78	10,000.00
Average Annual Return, Percent	7.89%	4.05%	5.03%
MSCI ACWI ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Account Value	$ 15,985.14	$ 15,985.14	$ 15,985.14	15,146.92	13,101.02	15,597.07	14,465.3	13,072.79	10,758.5	12,538.36	9,857.85	9,433.79	10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 21,223.17	$ 21,223.17	$ 21,223.17	19,027.77	16,272.94	20,452.76	17,813.04	14,849.05	11,829.56	13,293.73	11,595.33	9,558.59	10,000
Average Annual Return, Percent	11.54%	7.40%	7.82%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Account Value	$ 16,598.39	$ 16,598.39	$ 16,598.39	15,987.17	13,521.19	15,805.33	14,205.32	13,175.56	10,798.35	12,525.68	10,017.79	9,918.58	10,000
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Account Value	$ 14,292.8	$ 14,292.8	$ 14,292.8	13,295.12	12,105.39	15,149.04	15,544.14	13,138.91	11,093.75	12,987.02	9,460.03	8,508.23	10,000
Average Annual Return, Percent	7.50%	1.70%	3.64%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 29,802.78	$ 29,802.78	$ 29,802.78	24,407.88	19,391.83	26,462.99	23,475.03	17,313.7	12,780.49	13,417.93	10,711.38	9,979.99	10,000.00
Average Annual Return, Percent	22.10%	11.47%	11.54%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 21,797.88904	$ 21,797.88904	$ 21,797.88904	19,278.22172	17,103.64422	19,443.06315	15,149.90604	14,433.34542	11,359.28568	12,950.90905	11,426.16959	9,522.010837	10,000
Average Annual Return, Percent	13.07%	8.59%	8.10%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 47,152.22	$ 47,152.22	$ 47,152.22	35,358.09	24,781.72	34,971.25	27,407.68	19,789.94	14,509.85	14,732.87	11,314.48	10,566.73	10,000
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 22,579.89552	$ 22,579.89552	$ 22,579.89552	19,743.14179	17,712.77866	19,156.78893	15,305.79183	14,889.53184	11,766.5354	12,826.98262	11,284.94661	9,617.268724	10,000
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 19,933.95	$ 19,933.95	$ 19,933.95	18,448.03	16,091.22	18,816.48	14,669.38	14,019.67	11,454.54	13,145.59	12,190.14	9,253.12	10,000
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 21,771.55	$ 21,771.55	$ 21,771.55	18,906.42	15,933.48	21,636.26	21,039.82	15,627.61	12,163.13	13,411.47	10,978.01	9,861.83	10,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 24,677.20794	$ 24,677.20794	$ 24,677.20794	21,665.91804	18,217.34216	24,688.36111	23,502.78128	16,731.63659	12,612.96143	13,630.73102	10,952.28925	9,981.313177	10,000
Average Annual Return, Percent	13.90%	8.08%	9.45%
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Account Value	$ 21,203.88	$ 21,203.88	$ 21,203.88	$ 19,105.42	$ 16,472.87	$ 18,952.77	$ 14,832.24	$ 14,142.48	$ 11,445.39	$ 13,059.19	$ 11,833.36	$ 9,451.47	$ 10,000
Average Annual Return, Percent	10.98%	8.44%	7.81%